  As Filed with the Securities and Exchange Commission on September 15, 1995.
                                                   1933 Act File No. 2-73244
                                                   1940 Act File No. 811-3226

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933              |X|
                        POST-EFFECTIVE AMENDMENT NO. 14            |X|

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940          |X|
                                AMENDMENT NO. 17                   |X|


                         EATON VANCE TAX FREE RESERVES
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                        (Registrant's Telephone Number)

                              H. DAY BRIGHAM, JR.
                 24 Federal Street, Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)


         It is proposed that this filing will become effective on September 15, 1995 pursuant to paragraph (b) of Rule 485.

         Pursuant to Rule 24f-2(b)(3) under the Investment Company Act of 1940, Registrant hereby terminates its declaration under Rule 24f-2 under the Securities Act of 1933. Registrant is concurrently filing a final Rule 24f-2 Notice.
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




         The sole purpose of this Post-Effective Amendment is to terminate the Rule 24f-2 declaration of the Registrant. As set forth in the final Rule 24f-2 Notice of the Registrant filed concurrently herewith, certain series of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) are succeeding to the Rule 24f-2 obligations and redemption credits of certain series of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 14th day of September, 1995.


                                               EATON VANCE TAX FREE RESERVES


                                               By:/s/Thomas J. Fetter
                                                  -----------------------------
                                                  Thomas J. Fetter, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                        Title                    Date
       ---------                        -----                    ----

                                Trustee, President and
                                 Principal Executive
/s/ Thomas J. Fetter             Officer                   September 14, 1995
--------------------------
    Thomas J. Fetter
                                Treasurer and Principal
                                 Financial and
/s/ James L. O'Connor            Accounting Officer        September 14, 1995
--------------------------
     James L. O'Connor

/s/ H. Day Brigham, Jr.         Trustee                    September 14, 1995
--------------------------
    H. Day Brigham, Jr.

    Donald R. Dwight*           Trustee                    September 14, 1995
--------------------------
    Donald R. Dwight

/s/ James B. Hawkes             Trustee                    September 14, 1995
--------------------------
    James B. Hawkes

    Samuel L. Hayes, III*       Trustee                    September 14, 1995
--------------------------
     Samuel L. Hayes, III

     Norton H Reamer*           Trustee                    September 14, 1995
--------------------------
     Norton H. Reamer

     John L. Thorndike*         Trustee                    September 14, 1995
--------------------------
     John L. Thorndike

     Jack L. Treynor*           Trustee                    September 14, 1995
--------------------------
     Jack L. Treynor

*By: /s/ H. Day Brigham, Jr.
     --------------------------
     As Attorney-in-fact